LEASES (Tables)	12 Months Ended
Dec. 31, 2020
LEASES
Summary of components of lease expense

The components of lease expense for the years ended December 31, 2019 and 2020 are as follows:

	2019	2020
	RMB	RMB
Amortization of right-of-use assets	48,995	51,507
Interest on lease liabilities	4,462	4,108
Expense for short-term leases within 12 months	4,239	3,659
Total lease expense	57,696	59,274

Summary of supplemental balance sheet information related to leases

Supplemental balance sheet information related to leases as of December 31, 2019 and 2020 is as follows:

	2019	2020
	RMB	RMB
Operating lease right-of-use assets	320,809	307,869
Operating lease liabilities, current	34,817	34,952
Operating lease liabilities, non-current	50,763	44,949
Total lease liabilities	85,580	79,901

	2019	2020
Weighted average remaining lease term (in years):
Operating leases	1.28	1.40
Land use rights	36.45	34.98
Weighted average discount rate	4.76%	4.77%

Summary of supplemental cash flow information related to leases

Supplemental cash flow information related to leases for the years ended December 31, 2019 and 2020 are as follows:

	2019	2020
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows for operating leases	46,495	48,825

Summary of maturities of lease liabilities

Maturities of lease liabilities as of December 31, 2020 are as follows:

RMB
2021	36,850
2022	30,447
2023	16,897
2024	2,000
2025 and thereafter	1,083
Total future lease payments	87,277
Less: Imputed interest	(7,376)
Total lease liabilities	79,901